SUPPLEMENTAL GUARANTOR INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Receivables from related parties		$ 0	$ 467
Other current assets		142,560	109,282
Total current assets		142,560	109,749
NONCURRENT ASSETS
Vessels and equipment, net		669,087	717,405
Investments in affiliates		25	186
Other noncurrent assets		37,644	69,721
Total noncurrent assets		706,756	787,312
Total assets		849,316	897,061
CURRENT LIABILITIES
Payable to related parties		41	1,636
Current portion of long-term financial debt		463,548	32,929
Other current liabilities		62,768	57,948
Total current liabilities		526,357	92,513
NONCURRENT LIABILITIES
Due to affiliates		0	0
Long-term financial debt		0	433,105
Other noncurrent liabilities		13,345	15,721
Total noncurrent liabilities		13,345	448,826
Total liabilities		539,702	541,339
Total equity		309,614	355,722	$ 405,561	$ 406,499
Total liabilities and equity		849,316	897,061
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues		347,477	363,675	411,217
Operating expenses	[1]	(347,695)	(377,014)	(376,051)
Operating (loss) profit		(218)	(13,339)	35,166
Investments in affiliates		(817)	(1,056)	(520)
Other income (expenses)		(40,659)	(32,816)	(20,128)
(Loss) Income before income tax		(41,694)	(47,211)	14,518
Income tax benefit (expense)		(6,310)	(5,065)	(6,597)
Net (loss) income		(48,004)	(52,276)	7,921
Net income attributable to noncontrolling interest		0	0	553
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited		(48,004)	(52,276)	7,368
Comprehensive income (loss)		(47,532)	(51,789)	8,737
Comprehensive income attributable to noncontrolling interest		0	0	587
Comprehensive (loss) income attributable to Ultrapetrol (Bahamas) Limited		(47,532)	(51,789)	8,150
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net cash (used in) provided by operating activities		37,000	35,254	19,847
Intercompany sources		0	0	0
Non-subsidiary sources		(24,324)	(41,645)	(120,726)
Net cash (used in) provided by investing activities		(24,324)	(41,645)	(120,726)
Intercompany sources		0	0	0
Non-subsidiary sources		(2,465)	(31,252)	(48,711)
Net cash (used in) provided by financing activities		(2,465)	(31,252)	(48,711)
Net increase (decrease) in cash and cash equivalents		10,211	(37,643)	(149,590)
Parent [Member]
CURRENT ASSETS
Receivables from related parties		411,901	435,905
Other current assets		25,805	646
Total current assets		437,706	436,551
NONCURRENT ASSETS
Vessels and equipment, net		0	0
Investments in affiliates		110,631	142,761
Other noncurrent assets		0	7,449
Total noncurrent assets		110,631	150,210
Total assets		548,337	586,761
CURRENT LIABILITIES
Payable to related parties		0	0
Current portion of long-term financial debt		225,842	0
Other current liabilities		12,881	5,079
Total current liabilities		238,723	5,079
NONCURRENT LIABILITIES
Due to affiliates		0	0
Long-term financial debt		0	225,960
Other noncurrent liabilities		0	0
Total noncurrent liabilities		0	225,960
Total liabilities		238,723	231,039
Total equity		309,614	355,722
Total liabilities and equity		548,337	586,761
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues		0	0	0
Operating expenses		(11,189)	(12,847)	(7,459)
Operating (loss) profit		(11,189)	(12,847)	(7,459)
Investments in affiliates		(32,602)	(38,342)	21,051
Other income (expenses)		(4,213)	(1,087)	(6,224)
(Loss) Income before income tax		(48,004)	(52,276)	7,368
Income tax benefit (expense)		0	0	0
Net (loss) income		(48,004)	(52,276)	7,368
Net income attributable to noncontrolling interest		0	0	0
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited		(48,004)	(52,276)	7,368
Comprehensive income (loss)		(47,532)	(51,789)	8,150
Comprehensive income attributable to noncontrolling interest		0	0	0
Comprehensive (loss) income attributable to Ultrapetrol (Bahamas) Limited		(47,532)	(51,789)	8,150
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net cash (used in) provided by operating activities		(6,214)	(9,144)	(10,370)
Intercompany sources		24,004	(12,369)	(116,193)
Non-subsidiary sources		0	0	0
Net cash (used in) provided by investing activities		24,004	(12,369)	(116,193)
Intercompany sources		0	0	0
Non-subsidiary sources		0	877	(53,596)
Net cash (used in) provided by financing activities		0	877	(53,596)
Net increase (decrease) in cash and cash equivalents		17,790	(20,636)	(180,159)
Combined Subsidiary Guarantors [Member]
CURRENT ASSETS
Receivables from related parties		51,803	53,715
Other current assets		58,454	36,647
Total current assets		110,257	90,362
NONCURRENT ASSETS
Vessels and equipment, net		264,380	287,425
Investments in affiliates		0	0
Other noncurrent assets		17,270	29,298
Total noncurrent assets		281,650	316,723
Total assets		391,907	407,085
CURRENT LIABILITIES
Payable to related parties		330,500	273,909
Current portion of long-term financial debt		42,262	6,420
Other current liabilities		32,119	36,932
Total current liabilities		404,881	317,261
NONCURRENT LIABILITIES
Due to affiliates		0	0
Long-term financial debt		0	42,263
Other noncurrent liabilities		652	279
Total noncurrent liabilities		652	42,542
Total liabilities		405,533	359,803
Total equity		(13,626)	47,282
Total liabilities and equity		391,907	407,085
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues		189,190	205,759	294,261
Operating expenses		(223,065)	(257,048)	(287,214)
Operating (loss) profit		(33,875)	(51,289)	7,047
Investments in affiliates		0	0	0
Other income (expenses)		(22,666)	(14,688)	(6,816)
(Loss) Income before income tax		(56,541)	(65,977)	231
Income tax benefit (expense)		(4,367)	(810)	(4,098)
Net (loss) income		(60,908)	(66,787)	(3,867)
Net income attributable to noncontrolling interest		0	0	0
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited		(60,908)	(66,787)	(3,867)
Comprehensive income (loss)		(60,908)	(66,787)	(3,867)
Comprehensive income attributable to noncontrolling interest		0	0	0
Comprehensive (loss) income attributable to Ultrapetrol (Bahamas) Limited		(60,908)	(66,787)	(3,867)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net cash (used in) provided by operating activities		(24,704)	(24,147)	18,283
Intercompany sources		58,503	77,888	40,060
Non-subsidiary sources		(19,670)	(51,050)	(12,848)
Net cash (used in) provided by investing activities		38,833	26,838	27,212
Intercompany sources		0	0	(32,937)
Non-subsidiary sources		(6,425)	(6,370)	(16,434)
Net cash (used in) provided by financing activities		(6,425)	(6,370)	(49,371)
Net increase (decrease) in cash and cash equivalents		7,704	(3,679)	(3,876)
Combined Subsidiary Non Guarantors [Member]
CURRENT ASSETS
Receivables from related parties		172,599	1,785
Other current assets		58,301	71,989
Total current assets		230,900	73,774
NONCURRENT ASSETS
Vessels and equipment, net		405,419	430,750
Investments in affiliates		25	186
Other noncurrent assets		20,374	32,974
Total noncurrent assets		425,818	463,910
Total assets		656,718	537,684
CURRENT LIABILITIES
Payable to related parties		305,844	218,665
Current portion of long-term financial debt		195,444	26,509
Other current liabilities		17,768	15,937
Total current liabilities		519,056	261,111
NONCURRENT LIABILITIES
Due to affiliates		0	0
Long-term financial debt		0	164,882
Other noncurrent liabilities		12,693	15,442
Total noncurrent liabilities		12,693	180,324
Total liabilities		531,749	441,435
Total equity		124,969	96,249
Total liabilities and equity		656,718	537,684
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues		209,022	215,259	159,120
Operating expenses		(164,234)	(164,520)	(123,600)
Operating (loss) profit		44,788	50,739	35,520
Investments in affiliates		(817)	(1,056)	(520)
Other income (expenses)		(13,780)	(17,041)	(7,088)
(Loss) Income before income tax		30,191	32,642	27,912
Income tax benefit (expense)		(1,943)	(4,255)	(2,499)
Net (loss) income		28,248	28,387	25,413
Net income attributable to noncontrolling interest		0	0	0
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited		28,248	28,387	25,413
Comprehensive income (loss)		28,720	28,874	26,195
Comprehensive income attributable to noncontrolling interest		0	0	0
Comprehensive (loss) income attributable to Ultrapetrol (Bahamas) Limited		28,720	28,874	26,195
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net cash (used in) provided by operating activities		67,918	68,545	11,934
Intercompany sources		(82,507)	(65,519)	109,070
Non-subsidiary sources		(4,654)	9,405	(107,878)
Net cash (used in) provided by investing activities		(87,161)	(56,114)	1,192
Intercompany sources		0	0	0
Non-subsidiary sources		3,960	(25,759)	21,319
Net cash (used in) provided by financing activities		3,960	(25,759)	21,319
Net increase (decrease) in cash and cash equivalents		(15,283)	(13,328)	34,445
Consolidating Adjustments [Member]
CURRENT ASSETS
Receivables from related parties		(636,303)	(490,938)
Other current assets		0	0
Total current assets		(636,303)	(490,938)
NONCURRENT ASSETS
Vessels and equipment, net		(712)	(770)
Investments in affiliates		(110,631)	(142,761)
Other noncurrent assets		0	0
Total noncurrent assets		(111,343)	(143,531)
Total assets		(747,646)	(634,469)
CURRENT LIABILITIES
Payable to related parties		(636,303)	(490,938)
Current portion of long-term financial debt		0	0
Other current liabilities		0	0
Total current liabilities		(636,303)	(490,938)
NONCURRENT LIABILITIES
Due to affiliates		0	0
Long-term financial debt		0	0
Other noncurrent liabilities		0	0
Total noncurrent liabilities		0	0
Total liabilities		(636,303)	(490,938)
Total equity		(111,343)	(143,531)
Total liabilities and equity		(747,646)	(634,469)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues		(50,735)	(57,343)	(42,164)
Operating expenses		50,793	57,401	42,222
Operating (loss) profit		58	58	58
Investments in affiliates		32,602	38,342	(21,051)
Other income (expenses)		0	0	0
(Loss) Income before income tax		32,660	38,400	(20,993)
Income tax benefit (expense)		0	0	0
Net (loss) income		32,660	38,400	(20,993)
Net income attributable to noncontrolling interest		0	0	553
Net (loss) income attributable to Ultrapetrol (Bahamas) Limited		32,660	38,400	(21,546)
Comprehensive income (loss)		32,188	37,913	(21,741)
Comprehensive income attributable to noncontrolling interest		0	0	587
Comprehensive (loss) income attributable to Ultrapetrol (Bahamas) Limited		32,188	37,913	(22,328)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net cash (used in) provided by operating activities		0	0	0
Intercompany sources		0	0	(32,937)
Non-subsidiary sources		0	0	0
Net cash (used in) provided by investing activities		0	0	(32,937)
Intercompany sources		0	0	32,937
Non-subsidiary sources		0	0	0
Net cash (used in) provided by financing activities		0	0	32,937
Net increase (decrease) in cash and cash equivalents		$ 0	$ 0	$ 0

[1]	Operating expenses included $1,937, $3,236 and $4,449 in 2015, 2014 and 2013, respectively, from related parties.